UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET LIQUID RESERVES

FORM N-Q

NOVEMBER 30, 2013

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $723,227,486.

1. Organization and significant accounting policies

Western Asset Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.9% at November 30, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 102.4%
Bank Notes - 0.3%
Bank of America N.A.	0.210%	2/13/14	$250,000,000	$250,000,000
Certificates of Deposit - 32.0%
Bank of Montreal	0.160%	2/4/14	442,000,000	442,000,000
Bank of Montreal	0.170%	2/10/14	749,450,000	749,450,000
Bank of Montreal	0.256%	6/12/14	100,000,000	100,000,000	(a)
Bank of Nova Scotia	0.190%	1/6/14	75,000,000	75,000,000
Bank of Nova Scotia	0.230%	1/23/14	364,500,000	364,500,000
Bank of Nova Scotia	0.230%	3/3/14	250,000,000	250,000,000
Bank of Nova Scotia	0.220%	3/17/14	275,000,000	275,000,000
Bank of Nova Scotia	0.220%	5/19/14	140,000,000	139,996,737
Bank of Nova Scotia	0.270%	7/21/14	385,000,000	385,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.100%	12/4/13	362,900,000	362,900,000
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/10/14	500,000,000	500,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	2/7/14	395,000,000	395,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/26/14	100,000,000	100,007,886
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	5/12/14	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	5/16/14	225,000,000	225,000,000
BNP Paribas NY Branch	0.270%	3/7/14	250,000,000	250,000,000
BNP Paribas NY Branch	0.310%	3/24/14	447,000,000	447,000,000
Canadian Imperial Bank	0.254%	6/13/14	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.264%	7/15/14	445,000,000	445,000,000	(a)
Citibank N.A.	0.250%	5/14/14	500,000,000	500,000,000
Credit Agricole Corp.	0.190%	2/3/14	345,000,000	345,000,000
Credit Agricole Corp.	0.250%	2/7/14	350,000,000	350,000,000
Credit Agricole Corp.	0.270%	3/12/14	350,000,000	350,000,000
Credit Suisse NY	0.270%	12/11/13	295,000,000	295,000,000
Credit Suisse NY	0.280%	4/3/14	227,525,000	227,525,000
Credit Suisse NY	0.260%	4/22/14	140,000,000	140,005,446
Deutsche Bank AG NY	0.320%	2/26/14	47,000,000	47,000,000
DnB NOR Bank ASA	0.220%	5/12/14	400,000,000	399,991,066
JPMorgan Chase Bank N.A.	0.287%	7/29/14	560,000,000	560,000,000	(a)
JPMorgan Chase Bank N.A.	0.370%	7/30/14	234,000,000	234,000,000
Mizuho Bank Ltd.	0.210%	12/2/13	400,000,000	400,000,000
Mizuho Bank Ltd.	0.160%	12/6/13	400,000,000	400,000,000
Mizuho Bank Ltd.	0.250%	1/2/14	237,000,000	236,999,984
Mizuho Bank Ltd.	0.250%	5/7/14	100,000,000	100,000,000
Natixis NY	0.270%	2/7/14	350,000,000	350,000,000
Natixis NY	0.260%	2/21/14	200,000,000	199,997,752
Nordea Bank Finland PLC	0.240%	1/2/14	50,000,000	50,001,287
Nordea Bank Finland PLC	0.245%	1/3/14	200,000,000	200,000,000
Nordea Bank Finland PLC	0.250%	2/5/14	100,000,000	99,999,998
Oversea-Chinese Banking Corp. Ltd.	0.100%	12/4/13	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	12/5/13	100,000,000	99,999,917
Oversea-Chinese Banking Corp. Ltd.	0.100%	12/6/13	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.260%	1/3/14	99,000,000	99,000,000
Oversea-Chinese Banking Corp. Ltd.	0.190%	1/30/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.190%	1/30/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	3/7/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.250%	4/22/14	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd.	0.230%	5/12/14	200,000,000	200,000,000
Rabobank Nederland NY	0.405%	1/8/14	250,000,000	250,049,926
Rabobank Nederland NY	0.230%	3/4/14	250,000,000	250,000,000
Rabobank Nederland NY	0.274%	7/11/14	495,000,000	495,000,000	(a)
Rabobank Nederland NY	0.301%	9/3/14	500,000,000	500,000,000	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - continued
Royal Bank of Canada	0.320%	1/27/14	$125,000,000	$125,000,000	(a)
Royal Bank of Canada	0.320%	1/30/14	199,000,000	199,000,000	(a)
Royal Bank of Canada	0.320%	2/3/14	278,000,000	278,000,000	(a)
Royal Bank of Canada	0.310%	2/19/14	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.290%	6/10/14	75,000,000	75,000,000	(a)
Royal Bank of Canada	0.278%	7/2/14	200,000,000	200,000,000	(a)
Royal Bank of Canada	0.198%	8/18/14	120,000,000	120,000,000	(a)
Societe Generale	0.300%	3/10/14	174,000,000	174,000,000
Standard Chartered Bank NY	0.280%	1/27/14	345,000,000	345,000,000
Standard Chartered Bank NY	0.295%	2/26/14	322,000,000	322,003,840
Standard Chartered Bank NY	0.275%	3/28/14	187,000,000	187,003,009
Standard Chartered Bank NY	0.260%	4/8/14	299,000,000	299,000,000
Sumitomo Mitsui Banking Corp.	0.260%	12/23/13	99,140,000	99,140,000
Sumitomo Mitsui Banking Corp.	0.260%	1/8/14	255,000,000	255,000,000
Sumitomo Mitsui Banking Corp.	0.260%	1/17/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/7/14	147,000,000	147,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/12/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.260%	3/17/14	91,000,000	91,000,000
Sumitomo Mitsui Banking Corp.	0.260%	4/22/14	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.	0.250%	5/19/14	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.250%	5/27/14	240,000,000	240,000,000
Svenska Handelsbanken AB	0.250%	1/17/14	80,000,000	80,000,000
Svenska Handelsbanken AB	0.230%	1/30/14	160,000,000	160,000,000
Svenska Handelsbanken AB	0.245%	2/25/14	25,000,000	25,002,652
Svenska Handelsbanken AB	0.220%	3/17/14	235,000,000	235,000,000
Svenska Handelsbanken AB	0.215%	3/26/14	200,000,000	200,003,163
Svenska Handelsbanken AB	0.225%	4/21/14	525,000,000	525,000,000
Svenska Handelsbanken NY	0.175%	12/5/13	157,000,000	157,000,981
Svenska Handelsbanken NY	0.175%	12/6/13	121,000,000	121,001,008
Svenska Handelsbanken NY	0.170%	3/19/14	90,000,000	90,000,000
Swedbank AB	0.085%	12/4/13	842,900,000	842,900,000
Swedbank AB	0.300%	12/18/13	100,000,000	100,000,000
Swedbank AB	0.290%	12/27/13	100,000,000	100,000,000
Swedbank AB	0.250%	2/18/14	170,000,000	170,000,000
Toronto Dominion Bank NY	0.150%	1/15/14	500,000,000	500,000,000
Toronto Dominion Bank NY	0.260%	1/23/14	350,000,000	350,000,000
Toronto Dominion Bank NY	0.220%	2/14/14	297,000,000	297,000,000
Toronto Dominion Bank NY	0.230%	2/20/14	342,000,000	342,000,000
Toronto Dominion Bank NY	0.200%	5/19/14	250,000,000	250,000,000
UBS AG Stamford Branch	0.255%	12/10/13	500,000,000	499,999,445
Wells Fargo Bank N.A.	0.210%	3/6/14	390,000,000	390,000,000
Wells Fargo Bank N.A.	0.210%	3/10/14	200,000,000	200,000,000
Wells Fargo Bank N.A.	0.220%	4/21/14	300,000,000	300,000,000
Wells Fargo Bank N.A.	0.200%	5/23/14	300,000,000	300,000,000

Total Certificates of Deposit				24,401,479,097

Certificates of Deposit (Euro) - 0.7%
Standard Chartered Bank	0.365%	1/17/14	150,000,000	150,000,957
Standard Chartered Bank	0.310%	1/24/14	375,000,000	375,000,000

Total Certificates of Deposit (Euro)				525,000,957

Commercial Paper - 50.8%
ANZ National International Ltd.	0.339%	12/6/13	125,000,000	125,000,000	(a)(b)
ANZ National International Ltd.	0.230%	3/6/14	73,000,000	72,956,159	(b)(c)
ANZ National International Ltd.	0.215%	4/1/14	42,000,000	41,969,900	(b)(c)
ANZ National International Ltd.	0.215%	4/2/14	250,000,000	249,819,341	(b)(c)
ANZ National International Ltd.	0.230%	4/21/14	145,000,000	144,870,306	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
ANZ National International Ltd.	0.230%	4/29/14	$167,000,000	$166,842,092	(b)(c)
ANZ National International Ltd.	0.220%	5/6/14	200,000,000	199,810,556	(b)(c)
ASB Finance Ltd.	0.245%	1/15/14	100,000,000	99,970,055	(b)(c)
ASB Finance Ltd.	0.230%	1/17/14	95,000,000	94,972,081	(b)(c)
ASB Finance Ltd.	0.230%	2/7/14	78,930,000	78,896,214	(b)(c)
ASB Finance Ltd.	0.225%	2/12/14	70,000,000	69,968,500	(b)(c)
ASB Finance Ltd.	0.220%	3/31/14	100,000,000	99,927,278	(b)(c)
Automatic Data Processing Inc.	0.070 - 0.080%	12/5/13	1,015,000,000	1,014,993,787	(b)(c)
Bank Nederlandse Gemeenten NV	0.190%	1/2/14	100,000,000	99,983,639	(b)(c)
Bank Nederlandse Gemeenten NV	0.190%	1/13/14	200,000,000	199,955,667	(b)(c)
Bank Nederlandse Gemeenten NV	0.210%	4/22/14	100,000,000	99,917,750	(b)(c)
Bank Nederlandse Gemeenten NV	0.210%	5/5/14	100,000,000	99,910,166	(b)(c)
Bank Nederlandse Gemeenten NV	0.240%	8/4/14	100,000,000	99,836,667	(b)(c)
Bank of New York Mellon Corp.	0.050%	12/2/13	2,800,000,000	2,800,000,000	(b)(c)
Bank of Nova Scotia	0.220%	5/20/14	195,765,000	195,562,817	(c)
Bank of Nova Scotia	0.220%	5/22/14	125,000,000	124,869,375	(c)
Barclays U.S. Funding LLC	0.120%	12/2/13	1,200,100,000	1,200,100,000	(c)
Barclays U.S. Funding LLC	0.120%	12/2/13	50,000,000	50,000,000	(c)
BNZ International Funding Ltd.	0.240%	12/13/13	123,350,000	123,340,954	(b)(c)
BNZ International Funding Ltd.	0.250%	12/20/13	100,000,000	99,987,500	(b)(c)
BNZ International Funding Ltd.	0.190%	2/5/14	90,000,000	89,969,125	(b)(c)
BPCE SA	0.120%	12/2/13	170,000,000	170,000,000	(b)(c)
BPCE SA	0.290%	12/12/13	250,000,000	249,979,861	(b)(c)
BPCE SA	0.280%	1/3/14	250,000,000	249,937,778	(b)(c)
Coca-Cola Co.	0.205%	5/8/14	250,000,000	249,776,493	(b)(c)
Coca-Cola Co.	0.205%	5/9/14	200,000,000	199,820,055	(b)(c)
Commonwealth Bank of Australia	0.308%	12/2/13	200,000,000	200,000,000	(a)(b)
Commonwealth Bank of Australia	0.250%	12/20/13	125,000,000	124,984,375	(b)(c)
Commonwealth Bank of Australia	0.263%	6/13/14	175,000,000	174,980,755	(a)(b)
Credit Agricole North America Inc.	0.120%	12/2/13	94,400,000	94,400,000	(c)
Credit Suisse NY	0.341%	5/2/14	250,000,000	249,643,472	(c)
Credit Suisse NY	0.321%	6/26/14	345,000,000	344,368,267	(c)
Credit Suisse NY	0.321%	6/27/14	250,000,000	249,540,000	(c)
Credit Suisse NY	0.341%	8/1/14	297,000,000	296,321,190	(c)
DBS Bank Ltd.	0.240%	1/22/14	100,000,000	99,966,000	(b)(c)
DBS Bank Ltd.	0.240%	1/23/14	135,000,000	134,953,200	(b)(c)
DBS Bank Ltd.	0.235%	2/10/14	100,000,000	99,954,306	(b)(c)
DBS Bank Ltd.	0.235 - 0.250%	2/11/14	200,000,000	199,904,347	(b)(c)
DBS Bank Ltd.	0.230%	2/14/14	50,000,000	49,976,361	(b)(c)
DBS Bank Ltd.	0.235%	2/19/14	100,000,000	99,948,431	(b)(c)
DBS Bank Ltd.	0.230%	3/4/14	100,000,000	99,941,222	(b)(c)
Deutsche Bank Financial LLC	0.341%	2/26/14	100,000,000	99,918,778	(c)
Deutsche Bank Financial LLC	0.300 - 0.311%	4/30/14	650,000,000	649,182,570	(c)
Deutsche Bank Financial LLC	0.280 - 0.300%	5/30/14	745,000,000	743,913,071	(c)
DnB NOR Bank ASA	0.240%	12/9/13	150,000,000	149,993,000	(b)(c)
DnB NOR Bank ASA	0.245%	12/23/13	200,000,000	199,971,417	(b)(c)
DnB NOR Bank ASA	0.260%	1/8/14	94,000,000	93,974,881	(b)(c)
DnB NOR Bank ASA	0.250%	2/3/14	347,000,000	346,848,187	(b)(c)
DnB NOR Bank ASA	0.250%	2/6/14	245,000,000	244,887,708	(b)(c)
DnB NOR Bank ASA	0.250%	2/10/14	75,000,000	74,963,542	(b)(c)
Fortis Funding LLC	0.060%	12/2/13	1,500,000,000	1,500,000,000	(c)
General Electric Capital Corp.	0.070%	12/2/13	200,000,000	200,000,000	(c)
General Electric Capital Corp.	0.060%	12/3/13	100,000,000	99,999,833	(c)
General Electric Capital Corp.	0.080%	12/4/13	224,871,000	224,870,000	(c)
General Electric Capital Corp.	0.240%	1/17/14	100,000,000	99,969,333	(c)
General Electric Capital Corp.	0.240%	1/21/14	245,250,000	245,168,250	(c)
General Electric Capital Corp.	0.220%	2/11/14	100,000,000	99,956,611	(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
General Electric Capital Corp.	0.200%	4/1/14	$297,000,000	$296,802,000	(c)
General Electric Co.	0.080%	12/4/13	250,000,000	249,998,889	(c)
HSBC Bank PLC	0.331%	1/22/14	200,000,000	200,000,000	(a)(b)
HSBC Bank PLC	0.310%	3/3/14	200,000,000	200,000,000	(a)(b)
HSBC Bank PLC	0.283%	6/20/14	245,000,000	245,000,000	(a)(b)
HSBC USA Inc.	0.250%	2/10/14	50,000,000	49,975,695	(c)
HSBC USA Inc.	0.245%	2/14/14	100,000,000	99,949,639	(c)
HSBC USA Inc.	0.245%	2/19/14	100,000,000	99,946,236	(c)
ING U.S. Funding LLC	0.331%	2/11/14	75,000,000	74,951,188	(c)
ING U.S. Funding LLC	0.341%	3/7/14	102,150,000	102,058,349	(c)
ING U.S. Funding LLC	0.336%	3/10/14	97,500,000	97,411,086	(c)
ING U.S. Funding LLC	0.290 - 0.346%	3/11/14	300,000,000	299,715,376	(c)
ING U.S. Funding LLC	0.290 - 0.346%	3/11/14	97,000,000	96,922,643	(c)
ING U.S. Funding LLC	0.341%	3/12/14	197,000,000	196,813,945	(c)
ING U.S. Funding LLC	0.290%	3/14/14	100,000,000	99,917,833	(c)
ING U.S. Funding LLC	0.331 - 0.341%	3/17/14	146,000,000	145,858,046	(c)
ING U.S. Funding LLC	0.300 - 0.325%	3/18/14	131,015,000	130,895,298	(c)
ING U.S. Funding LLC	0.326%	4/11/14	300,000,000	299,647,916	(c)
ING U.S. Funding LLC	0.300%	4/21/14	52,775,000	52,713,429	(c)
ING U.S. Funding LLC	0.305%	5/16/14	150,000,000	149,790,312	(c)
JPMorgan Securities LLC	0.300%	4/21/14	300,000,000	299,649,999	(b)(c)
JPMorgan Securities LLC	0.300%	5/23/14	245,000,000	244,648,833	(b)(c)
JPMorgan Securities LLC	0.401%	8/12/14	36,925,000	36,821,200	(b)(c)
Mizuho Bank Ltd.	0.265%	4/23/14	400,000,000	399,581,888	(b)(c)
Natexis Banques Populaires U.S.	0.260%	12/9/13	125,000,000	124,993,681	(c)
Natexis Banques Populaires U.S.	0.260 - 0.320%	2/3/14	175,000,000	174,909,875	(c)
Natexis U.S. Finance Co.	0.085%	12/2/13	795,000,000	795,000,000	(c)
National Australia Funding	0.080%	12/2/13	1,515,329,000	1,515,329,000	(b)(c)
National Australia Funding	0.230%	12/4/13	395,000,000	394,994,953	(b)(c)
National Australia Funding	0.245%	1/6/14	350,000,000	349,916,632	(b)(c)
National Australia Funding	0.220%	2/18/14	437,000,000	436,791,696	(b)(c)
Nordea Bank AB	0.240%	12/30/13	350,000,000	349,934,667	(b)(c)
Nordea Bank AB	0.135%	1/7/14	200,000,000	199,973,000	(b)(c)
Nordea Bank AB	0.255%	1/10/14	90,000,000	89,975,138	(b)(c)
Nordea Bank AB	0.260%	1/14/14	75,000,000	74,976,708	(b)(c)
Nordea Bank AB	0.255%	1/16/14	190,000,000	189,939,438	(b)(c)
Nordea Bank AB	0.220%	3/24/14	100,000,000	99,931,556	(b)(c)
Nordea Bank AB	0.220%	3/25/14	193,000,000	192,866,723	(c)
Nordea Bank AB	0.220%	3/25/14	50,000,000	49,965,472	(c)
NRW Bank	0.090%	12/2/13	1,750,000,000	1,750,000,000	(c)
NRW Bank	0.090%	12/2/13	50,000,000	50,000,000	(c)
NRW Bank	0.090%	12/2/13	50,000,000	50,000,000	(c)
NRW Bank	0.090%	12/6/13	1,853,000,000	1,852,981,470	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.220%	1/3/14	25,000,000	24,995,111	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	2/18/14	50,000,000	49,974,000	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	2/27/14	35,000,000	34,979,700	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	4/2/14	88,050,000	87,978,973	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	4/8/14	200,000,000	199,830,667	(c)
Oversea-Chinese Banking Corp. Ltd.	0.250%	4/23/14	200,000,000	199,802,778	(c)
Prudential PLC	0.280%	2/24/14	25,000,000	24,983,667	(b)(c)
Prudential PLC	0.300%	3/12/14	140,000,000	139,883,333	(b)(c)
Prudential PLC	0.300%	4/11/14	100,000,000	99,891,667	(b)(c)
Reckitt Benckiser Treasury	0.250%	3/4/14	32,800,000	32,779,044	(b)(c)
Reckitt Benckiser Treasury	0.402%	4/17/14	73,500,000	73,388,933	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/14/14	35,070,000	35,009,660	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/16/14	35,000,000	34,939,042	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/21/14	46,250,000	46,167,007	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Reckitt Benckiser Treasury	0.301%	7/1/14	$75,000,000	$74,868,125	(b)(c)
Reckitt Benckiser Treasury	0.371%	9/23/14	50,000,000	49,848,403	(b)(c)
Reckitt Benckiser Treasury	0.371%	9/25/14	25,000,000	24,923,688	(b)(c)
Skandinaviska Enskilda Banken AB	0.285%	12/9/13	400,000,000	399,977,833	(b)(c)
Skandinaviska Enskilda Banken AB	0.285%	12/10/13	300,000,000	299,981,000	(b)(c)
Skandinaviska Enskilda Banken AB	0.290%	12/23/13	400,000,000	399,932,333	(b)(c)
Skandinaviska Enskilda Banken AB	0.295%	1/22/14	250,000,000	249,895,521	(b)(c)
Skandinaviska Enskilda Banken AB	0.290%	2/18/14	50,000,000	49,968,583	(b)(c)
Skandinaviska Enskilda Banken AB	0.275%	3/24/14	300,000,000	299,743,333	(b)(c)
Skandinaviska Enskilda Banken AB	0.280%	4/29/14	50,000,000	49,942,444	(b)(c)
Skandinaviska Enskilda Banken AB	0.280%	5/5/14	83,050,000	82,950,525	(b)(c)
Societe Generale N.A.	0.090%	12/2/13	1,728,000,000	1,728,000,000	(c)
Societe Generale N.A.	0.280 - 0.340%	1/31/14	480,000,000	479,741,000	(c)
Societe Generale N.A.	0.305%	3/21/14	50,000,000	49,953,826	(c)
Sumitomo Mitsui Banking Corp.	0.100%	12/2/13	30,600,000	30,600,000	(b)(c)
Svenska Handelsbanken Inc.	0.240%	2/20/14	197,000,000	196,894,933	(b)(c)
Svenska Handelsbanken Inc.	0.220%	4/25/14	100,000,000	99,912,000	(b)(c)
Swedbank AB	0.260%	12/17/13	150,000,000	149,983,750	(c)
Swedbank AB	0.260%	12/18/13	100,000,000	99,988,444	(c)
Swedbank AB	0.240%	5/13/14	200,000,000	199,784,001	(c)
Swedbank AB	0.240%	5/14/14	150,000,000	149,837,000	(c)
Toyota Motor Credit Corp.	0.250%	12/20/13	250,000,000	249,968,750	(c)
Toyota Motor Credit Corp.	0.250%	12/23/13	282,600,000	282,558,788	(c)
Toyota Motor Credit Corp.	0.250%	3/4/14	230,000,000	229,853,055	(c)
United Overseas Bank Ltd.	0.260%	1/9/14	48,905,000	48,891,578	(b)(c)
United Overseas Bank Ltd.	0.260%	1/10/14	100,000,000	99,971,833	(b)(c)
United Overseas Bank Ltd.	0.220%	3/10/14	29,000,000	28,982,632	(b)(c)
United Overseas Bank Ltd.	0.230%	3/25/14	50,000,000	49,963,903	(b)(c)
United Overseas Bank Ltd.	0.250%	4/22/14	100,000,000	99,902,083	(b)(c)
United Overseas Bank Ltd.	0.240%	5/14/14	200,000,000	199,782,667	(b)(c)
UOB Funding LLC	0.080%	12/2/13	450,000,000	450,000,000	(c)
UOB Funding LLC	0.080%	12/5/13	160,000,000	159,998,933	(c)
UOB Funding LLC	0.240%	12/18/13	100,000,000	99,989,333	(c)
Westpac Banking Corp.	0.310%	12/3/13	495,000,000	495,000,000	(a)(b)
Westpac Banking Corp.	0.310%	12/5/13	205,000,000	205,000,000	(a)(b)
Westpac Banking Corp.	0.230%	7/30/14	395,000,000	394,394,332	(b)(c)

Total Commercial Paper				38,712,581,243

Corporate Bonds & Notes - 1.1%
ANZ New Zealand International Ltd.	1.253%	12/20/13	210,000,000	210,096,854	(a)(b)
BP Capital Markets PLC	0.884%	12/6/13	30,763,000	30,764,831	(a)
JPMorgan Chase Bank N.A.	0.338%	12/7/14	300,000,000	300,000,000	(a)
Wells Fargo Bank N.A.	0.350%	11/21/14	275,000,000	275,000,000	(a)

Total Corporate Bonds & Notes				815,861,685

Medium-Term Notes - 0.5%
Royal Bank of Canada	0.483%	12/20/13	125,000,000	125,012,958	(a)
Wells Fargo Bank N.A.	0.343%	11/20/14	250,000,000	250,000,000	(a)

Total Medium-Term Notes				375,012,958

Time Deposits - 14.8%
Australia New Zealand Grand Cayman	0.060%	12/2/13	365,000,000	365,000,000
Bank of Tokyo Mitsubishi	0.060%	12/2/13	1,171,968,000	1,171,968,000
CIBC Grand Cayman	0.060%	12/2/13	350,000,000	350,000,000
Credit Agricole	0.120%	12/2/13	1,550,000,000	1,550,000,000
DnB NOR Bank ASA	0.050%	12/2/13	1,505,000,000	1,505,000,000
Fortis Bank Grand Cayman	0.060%	12/2/13	150,000,000	150,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - continued
Natixis Grand Cayman	0.080%	12/2/13	$400,000,000	$400,000,000
Nordea Finland Grand Cayman	0.050%	12/2/13	1,275,000,000	1,275,000,000
Skandinaviska Enskilda Cayman	0.060%	12/2/13	1,125,000,000	1,125,000,000
Societe Generale Grand Cayman	0.080%	12/2/13	200,000,000	200,000,000
Standard Chartered Bank NY	0.040%	12/2/13	1,018,774,000	1,018,774,000
Svenska Handelsbanken Grand Cayman	0.050%	12/2/13	1,120,000,000	1,120,000,000
Swedbank Grand Cayman	0.060%	12/2/13	1,070,000,000	1,070,000,000

Total Time Deposits				11,300,742,000

U.S. Government Agencies - 0.6%
Federal Home Loan Bank (FHLB)	0.140%	4/15/14	175,000,000	174,985,982
Federal Home Loan Bank (FHLB)	0.170%	4/17/14	249,350,000	249,329,420

Total U.S. Government Agencies				424,315,402

U.S. Treasury Bills - 0.5%
U.S. Treasury Bills	0.095%	5/22/14	181,000,000	180,918,323	(c)
U.S. Treasury Bills	0.134 - 0.136%	11/13/14	233,050,000	232,745,383	(c)

Total U.S. Treasury Bills				413,663,706

U.S. Treasury Notes - 0.3%
U.S. Treasury Notes	2.375%	9/30/14	249,025,000	253,619,213

Repurchase Agreements - 0.8%
RBS Securities Inc., repurchase agreement dated 11/29/13; Proceeds at maturity - $575,003,354; (Fully collateralized by various U.S. government obligations, 0.125% to 2.375% due 1/15/15 to 1/15/22; Market value - $586,500,547)	0.070%	12/2/13	575,000,000	575,000,000

TOTAL INVESTMENTS - 102.4% (Cost - $78,047,276,261#)				78,047,276,261
Liabilities in Excess of Other Assets - (2.4)%				(1,842,823,339)

TOTAL NET ASSETS - 100.0%				$76,204,452,922

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$78,047,276,261	—	$78,047,276,261

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Portfolio did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 24, 2014